Equity Compensation and Other Benefit Plans - Deferred Compensation Plans (Details) - Deferred Compensation Plans - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferrable compensation by the employee, maximum	100.00%
Expenses related to Deferred Plans	$ 537,000	$ (911,000)	$ 663,000
Cash distributed to the participants	0	769,400	568,900
Undistributed Income Deferred	2,687,000	2,197,000
Liability Under Deferred Plans	2,836,000	1,809,000
Non-employee directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expenses related to Deferred Plans	537,000	(911,000)	$ 663,000
Undistributed Income Deferred	2,687,000	2,197,000
Liability Under Deferred Plans	$ 2,836,000	$ 1,809,000